OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Operating Lease Maturity
The future minimum rental payments under the Company's non-cancellable operating leases as of June 30, 2021 are as follows:

(in thousands of $)
Year 1	1,260
Year 2	1,156
Year 3	1,094
Year 4	1,123
Year 5	568
Thereafter	—
Total minimum lease payments	5,201
Less: Imputed interest	(366)
Present value of operating lease liabilities	4,835

The future minimum rental payments under the Company's non-cancellable operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Thereafter	—
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725

Schedule of Future Rental Income	The minimum future revenues to be received under our fixed rate contracts as of June 30, 2021 are as follows:

(in thousands of $)
Year 1	26,128
Year 2	28,968
Year 3	—
Year 4	—
Year 5	—
Thereafter	—
Total minimum lease payments	55,096